Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 596,536,243	$ 746,354,465	$ 711,424,947
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	563,860,386	660,691,218	623,381,797
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	43,197,241	21,863,824	9,908,768
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,446,327	171,032	3,483,270
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	390,208,082	434,963,631	465,765,592
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	129,276	304,916	55,860
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,654,319	15,578,592	8,167,515
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,089,766	833,150	2,494,206
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	122,135,375	186,976,073	133,506,586
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	32,675,857	85,663,247	88,043,150
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	301,550,273	217,198,188	165,588,171
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	161,475,241	96,456,399	63,521,177
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	11,055,770	19,092,581	10,663,625
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	16,263,275	23,193,037	16,076,288
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	81,842,066	21,196,779	7,201,812
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	625,654	833,972	1,364,840
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	18,474,789	10,252,121	14,594,787
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,690,213	4,558,494	1,866,875
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	30,523,474	17,329,415	11,752,950
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 140,075,032	$ 120,741,789	$ 102,066,994